Revenue and Other Income	12 Months Ended
Jun. 30, 2019
Material Income And Expense [Abstract]
Revenue and Other Income

Note 4. Revenue and other income

(a)	Revenue

	2019	2018	2017
	A$’000	A$’000	A$’000
Licensing revenue and royalties	14,627	378	333
Service revenue*	1,532	—	—
Total	16,159	378	333

(b)	Other income

Australian Government R&D grants	907	3,999	10,507
Foreign exchange unrealized gain	443	87	—
Other	—	1	—
Total	1,350	4,087	10,507

*On June 6, 2019 termination of Licence and Collaboration Agreement with Axovant Science was announced. The termination of the License and Collaboration Agreement is effective as of September 3, 2019.

(c)	Disaggregated revenue

			Twelve months to June 30, 2019
	Licensing A$’000	Royalties A$’000	Development activities A$’000	Total A$’000
Services transferred at a point of time	14,179	—	—	14,179
Services transferred over time	192	256	1,532	1,980
	14,371	256	1,532	16,159

			Twelve months to June 30, 2018
	Licensing A$’000	Royalties A$’000	Development activities A$’000	Total A$’000
Services transferred at a point of time	—	—	—	—
Services transferred over time	235	143	—	378
	235	143	—	378